Leases - Summary Of Balance Sheet Classification Of Operating Leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Assets
Operating lease right-of-use assets	$ 298	$ 356	$ 582	$ 1,009
Total lease assets	298	356	582
Current
Operating lease liabilities, current	250	248	239	222
Noncurrent
Operating lease liabilities, Noncurrent	64	127	375	$ 844
Total lease liabilities	$ 314	$ 375	$ 614
Weighted-average remaining lease term—operating leases (years)	1 year 3 months	1 year 6 months	2 years 6 months
Weighted-average discount rate—operating leases	3.75%	3.75%	3.75%